Schedule H Line 4i - Schedule of Assets (Tables)	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets

	Investment Type and Issuer	Description of Investment		Current Value
*	American Funds Money Market Fund	2,163,753	shares	$2,163,753

	Mutual Funds
*	American Funds Bond Fund of America R4	69,499	shares	789,511
*	American Funds Intermediate Bond Fund of America R4	40,401	shares	512,291
*	American Funds Income Fund of America R4	32,958	shares	875,683
	Franklin Income Fund A	96,410	shares	232,349
*	American Funds American Balanced Fund R4	44,515	shares	1,629,692
	Invesco Comstock A	14,200	shares	432,964
*	American Funds Fundamental Investors R4	23,456	shares	2,054,053
*	American Funds Investment Company of America R4	59,554	shares	3,733,460
	Ishares S&P 500 Index A	1,045	shares	758,653
*	American Funds Growth Fund of America R4	56,926	shares	4,618,961
*	American Funds New Perspective Fund R4	25,060	shares	1,714,615
*	American Funds New World Fund R4	10,467	shares	924,172
	Fidelity Advisor Growth Opportunities A	5,764	shares	1,113,100
	Fidelity Advisor Financials A	3,365	shares	127,091
	Fidelity Advisor Technology A	5,924	shares	757,126
	Putnam Large Cap Growth A	14,058	shares	1,021,564
	Putnam Small Cap Growth Fund A	19,396	shares	1,452,187
	Victory Sycamore Established Value A	40,313	shares	1,828,609
	Invesco Small Cap Value A	8,335	shares	196,288
*	American Funds 2010 Target Date Fund R4	18,615	shares	231,388
*	American Funds 2015 Target Date Fund R4	11,900	shares	156,126
*	American Funds 2020 Target Date Fund R4	48,846	shares	705,339
*	American Funds 2025 Target Date Fund R4	65,791	shares	1,070,427
*	American Funds 2030 Target Date Fund R4	159,536	shares	2,970,559
*	American Funds 2035 Target Date Fund R4	208,855	shares	4,304,496
*	American Funds 2040 Target Date Fund R4	138,574	shares	3,109,608
*	American Funds 2045 Target Date Fund R4	97,659	shares	2,265,697
*	American Funds 2050 Target Date Fund R4	92,975	shares	2,125,416
*	American Funds 2055 Target Date Fund R4	55,265	shares	1,591,089
*	American Funds 2060 Target Date Fund R4	39,483	shares	775,058
*	American Funds 2065 Target Date Fund R4	21,468	shares	412,398
*	American Funds 2070 Target Date Fund R4	409	shares	4,913
	Subtotal - Mutual Funds			44,494,883

*	Southern Missouri Bancorp, Inc. Common Stock (SMBC)	417,574	shares	22,874,722

		Various maturity dates through 2030
*	Notes Receivable from Participants	interest rates from 4.25% to 9.50%		876,590
				$70,409,948
	* Party-in-interest